Note 20 - Sale of Branch Assets	6 Months Ended
Apr. 30, 2026
Statement Line Items [Line Items]
Disclosure of sale of assets [text block]

20. Sale of Branch Assets:

On January 7, 2026, the Company entered into a Purchase and Assumption Agreement with Stearns Bank National Association. Under the Agreement, the Company agreed to sell certain assets associated with the Company’s branch located at 580 Main Street, Holdingford, Minnesota, with Stearns Bank National Association agreeing to assume certain deposit liabilities related to that location. The transaction closed on May 1, 2026. The transaction has an immaterial impact on the Company’s Consolidated Financial Statements.